Financial and capital risk management (Details 6) bbl in Millions, $ in Millions	Dec. 31, 2024 USD ($) bbl	Dec. 31, 2023 USD ($) bbl
Bunker Oil Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount per barrel | bbl	24,050,625	19,907,250
Fair value of liabilities	$ 11	$ 23
Bunker Oil Options [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	11
Bunker Oil Forwards Contract [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (11)	$ 7
Nominal amount of hedging instrument	3,240	1,210
Bunker Oil Forwards Contract [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (11)
Nickel Forwards Sold [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (7)	$ (8)
Nominal amount of hedging instrument	4,978	3,322
Nickel Forwards Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (7)